Summary of Significant Accounting Policies - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) Customer Segment $ / shares shares	Mar. 31, 2024 USD ($) Customer	Dec. 31, 2024 USD ($) Customer shares	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Deferred underwriting fee payable			$ 11,100,000	$ 1,500,000
Cash and cash equivalents inclusive of funds	$ 71,900,000		49,300,000	0
Cash and cash equivalents			49,300,000	2,200,000
Allowance for credit losses	$ 400,000		400,000
Finance Lease, Liability			0	0
Deferred offering cost			11,100,000
Goodwill and Intangible Asset Impairment			0	0
Share-Based Payment Arrangement, Expense			0	0
Foreign Currency Transaction Loss, before Tax			0.2
Federal Depository Insurance coverage Limit			$ 250,000,000
Percentage of concentration risk	95.00%		98.00%
Restricted cash	$ 259,000		$ 251,000	0
Common stock subject to possible redemption, outstanding (in shares) | shares	2,854,242		0
Highly Liquid Investments With an Original Maturity Description			90 days
Restricted Cash, Current	$ 259,000		$ 251,000	0
Cash held escrow account	$ 33,400,000
Fund escrow per share of non-redeemed share | $ / shares	$ 11.57
Asset Impairment Charges	$ 0	$ 0
Federal depository insurance coverage	$ 250,000
Number of customers | Customer	1	2
Number of reportable segment | Segment	1
US Treasury and Government [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents inclusive of funds	$ 30,900,000		30,600,000
Debt Securities			30,600,000
U S Government Money Market Fund [Member]
Summary of Significant Accounting Policies [Line Items]
Debt Securities			9,200,000
Mutual Funds
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents inclusive of funds	5,100,000		5,100,000
Debt Securities			5,100,000
U.S. Government Money Market Funds
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents inclusive of funds	$ 5,300,000		9,200,000
Accounts Receivable
Summary of Significant Accounting Policies [Line Items]
Allowance for credit losses				400,000
Accounts Receivable, after Allowance for Credit Loss			$ 0	$ 500,000
Accounts Receivable | Customer Concentration Risk
Summary of Significant Accounting Policies [Line Items]
Number of customers | Customer			1
Accounts Receivable | Customer Concentration Risk | One Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			98.00%	98.00%
Revenue, Segment Benchmark [Member] | Customer Concentration Risk | One Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk				100.00%
Revenue, Segment Benchmark [Member] | Customer Concentration Risk | First Customer In Two Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			77.00%
Revenue, Segment Benchmark [Member] | Customer Concentration Risk | Second Customer In Two Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk			21.00%
Revenue | Customer Concentration Risk | Customer One
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk	95.00%	61.00%
Revenue | Customer Concentration Risk | Customer Two
Summary of Significant Accounting Policies [Line Items]
Percentage of concentration risk		39.00%
Class A common stock | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Earnout shares receivable | shares	15,000,000